Schedule of Key Valuation Inputs (Details) (Parenthetical)	Dec. 31, 2025 $ / shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares		Aug. 31, 2024 $ / shares
Series 1 Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	5.0
Conversion price | (per share)	$ 3.675	$ 10.50	$ 7.280		$ 10.50
Series 1 Convertible Debt [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	7.23		4.72	[1],[2],[3]
Series 2 Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	10.0
Conversion price | (per share)	$ 3.675	$ 10.15	$ 7.070
Series 2 Convertible Debt [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	9.32		5.03	[1],[2],[3]

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1 is $3.675 and $7.280 CD2 is $3.675 and $7.070 as of December 31, 2025 and December 31, 2024 respectively.